CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net profit	€ 1,257,457	€ 939,294	€ 833,136
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	221	1,605	(463)
Related tax impact	(52)	(376)	110
Total items that will not be reclassified to the consolidated income statement in subsequent periods	169	1,229	(353)
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments	(26,284)	92,898	(64,130)
Exchange differences on translating foreign operations	(6,323)	9,798	14,229
Related tax impact	6,403	(24,626)	17,960
Total items that may be reclassified to the consolidated income statement in subsequent periods	(26,204)	78,070	(31,941)
Total other comprehensive (loss)/income, net of tax	(26,035)	79,299	(32,294)
Total comprehensive income	1,231,422	1,018,593	800,842
Total comprehensive income attributable to:
Owners of the parent	1,226,428	1,012,215	797,988
Non-controlling interests	€ 4,994	€ 6,378	€ 2,854